Business Combinations - Summary of Assets Acquired and Liabilities Assumed at the Date of Acquisition (Detail) - Dec. 31, 2023 $ in Thousands, $ in Thousands	USD ($)	TWD ($)
ITGEU [member]
Disclosure of detailed information about business combination [Line Items]
Cash and cash equivalents		$ 68,719
Trade and other receivables		41,832
Property, plant and equipment		94
Intangible assets		32
Others		2,828
Trade and other payables		(29,165)
Others		(858)
Fair value of identifiable net assets acquired		83,482
SER [Member]
Disclosure of detailed information about business combination [Line Items]
Cash and cash equivalents		18,850
Trade and other receivables		40,671
Inventories		375,912
Property, plant and equipment		37,672
Intangible assets		368
Others		186,377
Trade and other payables		(214,883)
Others		(227,048)
Fair value of identifiable net assets acquired		217,919
HIRSCHMANN [Member]
Disclosure of detailed information about business combination [Line Items]
Cash and cash equivalents	$ 3,867	118,419
Trade and other receivables	33,874	1,037,227
Inventories	33,987	1,040,663
Property, plant and equipment	22,412	686,249
Right-of-use assets	4,691	143,629
Others	5,969	182,769
Trade and other payables	(23,059)	(706,060)
Lease liabilities	(4,691)	(143,629)
Net defined benefit liabilities	(6,255)	(191,526)
Others	(5,104)	(156,293)
Fair value of identifiable net assets acquired	$ 65,691	$ 2,011,448